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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS
                               DATED JULY 20, 2009

                      POLARIS PLATINUM II VARIABLE ANNUITY

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The following replaces the Polaris Portfolio Allocator Model chart located on page 18 of the prospectus:

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             VARIABLE PORTFOLIOS                     MODEL 1  MODEL 2   MODEL 3  MODEL 4
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
American Funds Global Growth SAST                       6%        9%       9%       10%
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American Funds Growth SAST                              3%        4%       4%       5%
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American Funds Growth-Income SAST                       1%        1%       1%       2%
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Blue Chip Growth                                        2%        2%       2%       3%
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Capital Appreciation                                    2%        3%       3%       4%
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Corporate Bond                                          8%        7%       5%       0%
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Davis Venture Value                                     4%        4%       4%       5%
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Emerging Markets                                        0%        0%       2%       3%
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Foreign Value                                           6%        9%       10%      10%
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Global Bond                                             4%        3%       0%       0%
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Government & Quality Bond                               14%       7%       5%       0%
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Growth Opportunities                                    2%        3%       4%       5%
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High -Yield Bond                                        4%        0%       0%       0%
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International Diversified Equities                      0%        0%       0%       5%
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Lord Abbott Growth and Income                           2%        2%       3%       3%
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Marsico Focused Growth *                                2%        2%       3%       4%
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MFS Massachusetts Investor Trust                        4%        5%       6%       7%
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Mid -Cap Growth                                         0%        0%       0%       2%
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Real Estate                                             3%        4%       4%       5%
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Small & Mid Cap Value                                   5%        6%       7%       8%
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Small Company Value                                     0%        3%       4%       4%
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Total Return Bond                                       18%      15%       12%      2%
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Van Kampen LIT Comstock, Class II Shares                4%        5%       6%       6%
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Van Kampen LIT Growth and Income, Class II Shares       6%        6%       6%       7%
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                                             TOTAL    100%      100%     100%     100%
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

   * If you purchased your contract through Banc of America Investment Services, Inc., the Columbia Marsico Focused Equities Variable Portfolio is used instead of the Marsico Focused Growth Variable Portfolio.

Date: September 1, 2009


                Please keep the supplement with your Prospectus.